SIGNIFICANT ACCOUNTING POLICIES - Property Plant and Equipment (Details) - Galaxy Digital Holdings, LP	Dec. 31, 2024
Mining equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Mining equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Mining infrastructure | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	15 years
Mining infrastructure | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	25 years
Corporate assets other than leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Corporate assets other than leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years